ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of Subsidiary Information) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 27, 2010 USD ($)	Dec. 27, 2010 CNY (¥)
Ossen Innovation Group [Member]
Entity Information [Line Items]
Domicile	BVIApril 30, 2010
Paid-in capital	$ 0
Percentage of effective ownership	100.00%	100.00%
Ossen Asia [Member]
Entity Information [Line Items]
Domicile	BVIFebruary 7, 2002
Paid-in capital	$ 0
Percentage of effective ownership	100.00%	100.00%
Topchina [Member]
Entity Information [Line Items]
Domicile	BVINovember 3, 2004
Paid-in capital	$ 0
Percentage of effective ownership	100.00%	100.00%
Ossen Materials [Member]
Entity Information [Line Items]
Domicile	The PRCOctober 27, 2004
Paid-in capital		¥ 75,000,000	$ 26,048,509	¥ 183,271,074
Percentage of effective ownership	81.00%	81.00%
Ossen Jiujiang [Member]
Entity Information [Line Items]
Domicile	The PRCApril 13, 2005
Paid-in capital | ¥		¥ 183,271,074
Percentage of effective ownership	96.11%	96.11%